Note 16 - Pension Plan - Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Total (gain)/loss recognized in other comprehensive income	$ (1,125)	$ 1,690
Pension Plan [Member]
Actuarial (gain)/loss on remeasurement of projected benefit obligation	(1,038)	4,654
Actuarial (gain)/loss on remeasurement of fair value of assets	(234)	(2,292)
Actuarial (gain)/loss on curtailment of benefits from reorganization	(125)
Total (gain)/loss recognized in other comprehensive income	$ (1,397)	$ 2,362